Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost		$ 13,360
Gross unrealized gains		11
Gross unrealized losses		0
Available-for-sale securities Fair value	$ 0	13,371
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost		1,409
Gross unrealized gains		6
Gross unrealized losses		0
Available-for-sale securities Fair value		1,415
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost		11,951
Gross unrealized gains		5
Gross unrealized losses		0
Available-for-sale securities Fair value		$ 11,956